Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2015 Portfolio	Apr. 30, 2025
VIP Freedom 2015 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.52%
Past 5 years	4.34%
Past 10 years	5.37%
VIP Freedom 2015 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.43%
Past 5 years	4.24%
Past 10 years	5.27%
VIP Freedom 2015 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	6.21%
Past 5 years	4.08%
Past 10 years	5.11%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
IXWFT
Average Annual Return:
Past 1 year	6.91%
Past 5 years	4.11%
Past 10 years	5.20%